Note 7 - Interim condensed balance sheet disclosures - Current Other Liabilities (Details) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Note 7 - Interim condensed balance sheet disclosures - Current Other Liabilities (Details)
Accruals and deferrals	€ 1,635	€ 1,271	€ 1,463
Employee tax liabilities (wage and church tax)	571	444	146
Tax liabilities (taxes and interest)	57	109	80
Current employee benefit liabilities (incl. social security)	11	383
Miscellaneous other liabilities	6
Other current liabilities	€ 2,280	€ 2,207	€ 1,689